Share capital and reserves	May 08, 2025
Disclosure of share capital and reserves [Abstract]
Share capital and reserves [Text Block]

12 Share capital and reserves

a. Authorized and outstanding

As at December 31, 2025, the Company had unlimited authorized common shares without par value and 40,851,094 common shares issued and outstanding (December 31, 2024 - 37,370,157, December 31, 2023 - 34,078,355).

b. Share issuances

Fiscal 2025

- On April 4, 2025, the Company completed a shares for debt transaction and settled $49,176 in amounts owing by issuing 93,381 common shares of the Company. There was no gain or loss recorded on this transaction as the fair market value of the shares equaled the debt amount settled.

- On July 18, 2025, the Company completed a share for debt transactions and settled $1,096,900 in promissory notes and $90,000 accounts payable by issuing 2,637,556 common shares and 2,537,556 warrants of the Company. The fair value of the shares issued was $1,200,088 and the fair value of the warrants was $389,552 which was calculated using a Black-Scholes option pricing model, with the following  assumptions: expected option life of 3 years, expected stock price volatility 82.40%, dividend payment during life of option was nil, risk free interest rate 2.83%, weighted average fair value per option $0.55, share price $0.455. The Company recorded a loss on shares for debt settlement of $402,740 as part of the transaction.

- On October 15, 2025, the Company closed a non-brokered private placement and issued 750,000 units at a price of $0.40 per unit for gross proceeds of $300,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional common share at a price of $0.60 until October 15, 2028. The fair value of the shares issued was $300,000 and the fair value of the warrants was $137,157 which was calculated using a Black-Scholes option pricing model, with the following  assumptions: expected option life of 3 years, expected stock price volatility 84.43%, dividend payment during life of option was nil, risk free interest rate 2.42%, weighted average fair value per option $0.60, share price $0.40.The Company incurred $3,874 in share issuance costs as part of the transaction.

  Fiscal 2024

- During the year ended December 31, 2024, the Company issued 2,197,802 common shares as part of a settlement for payments required on the joint venture settlement obligation (note 12).

- During the year ended December 31, 2024, the Company issued 631,000 common shares as a result of warrant exercises and received gross proceeds of $427,050.

- During the year ended December 31, 2024, the Company issued 463,000 common shares as a result of option exercises and received gross proceeds of $484,300.

Fiscal 2023

- On May 10, 2023, the Company closed a non-brokered private placement and issued 360,000 units at a price of $1.25 per unit for cash proceeds of $386,000 and a reduction of accounts payable of $64,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share at a price of $1.50 until May 10, 2028. The Company incurred $7,482 in share issuance costs as part of the transaction.

- On January 11, 2024, the Company closed the USD$3,000,000 unsecured convertible debenture private placement financing, the debenture holder can convert all or any portion of the outstanding principal amount into common shares of the Company, at a price of $1.25 per common share, subject to adjustment pursuant to the terms of the debenture. As part of the terms of the offering, the debenture holder has been issued 900,000 detachable warrants, each warrant entitles the holder to acquire one common share of the Company at an exercise price of $1.30 per common share, subject to adjustment in certain events, for a period expiring on January 11, 2027.

- During the year, 238,500 options were exercised for gross proceeds of $379,500.

- During the year, 5,000 warrants were exercised for gross proceeds of $7,500.

c. Stock options

The Board of Directors may grant options to purchase shares from time to time, subject to the aggregate number of common shares of the Company issuable under all outstanding stock options of the Company not exceeding 10% of the issued and outstanding common shares of the Company at the time of the grant. The options are exercisable over a period established at the time of issuance to buy shares of the Company for a period not exceeding ten years, at a price not less than the minimum price permitted by the exchange. The vesting schedule for an option, if any, shall be determined by the Board of Directors at the time of issuance.

In addition to the Stock Option Plan, the Company had established a Performance Share Plan dated effective May 6, 2021, in connection with the issue of the Performance Shares under the Sandford Solar Projects Consulting Agreement.  Mr. Sandford is the only participant under the Performance Share Plan.  It is contemplated that the Company will issue 100,000 Performance Shares on a project achieving a commercial operations date (the date solar power is delivered to a buyer under a power purchase agreement), up to a currently approved maximum of 2,600,000 Performance Shares. During the year ended December 31, 2024, the Company terminated the Performance Share Plan, with no performance shares having been issued.

Fiscal 2025

- On May 8, 2025, the Company granted an aggregate of 500,000 stock options to a consultant of the Company exercisable at $0.50 per share for a period of 3 years. The fair value of the share options was estimated at $130,418 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 82.79%, dividend payment during life of option was nil, risk free interest rate 2.61%, weighted average fair value per option $0.26, share price $0.49.

- On October 12, 2025, the Company granted an aggregate of 500,000 stock options to a consultant of the Company exercisable at $0.40 per share for a period of 3 years. The fair value of the share options was estimated at $106,504 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 84.43%, dividend payment during life of option was nil, risk free interest rate 2.42%, weighted average fair value per option $0.21, share price $0.39.

Fiscal 2024

- On May 24, 2024, the Company amended the exercise price and expiry date of stock options to purchase a total of 350,000 common shares, the stock options issued to certain consultants of the Company on July 7, 2021. The Company reduced the exercise price of the options from $1.35 to $0.82 and to extend the expiry date of the Options from July 7, 2024, to July 7, 2027.  The incremental fair value of $129,196 was recognized as a result of the amendment.

- On December 31, 2024, the Company amended the exercise price and expiry date of stock options to purchase a total of 500,000 common shares, the stock options issued to certain consultants of the Company on January 25, 2022. The Company reduced the exercise price of the options from $1.25 to $1.00 and to extend the expiry date of the Options from January 25, 2025, to January 25, 2027.  The incremental fair value of $117,914 was recognized as a result of the amendment.

- On August 1, 2024, the Company granted an aggregate of 300,000 stock options to a consultant of the Company exercisable at $0.70 per share for a period of 2 years. The fair value of the share options was estimated at $57,378 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 2 years, expected stock price volatility 65.61%, dividend payment during life of option was nil, risk free interest rate 3.36%, weighted average fair value per option $0.19, share price $0.59.

- On November 21, 2024, the Company granted an aggregate of 75,000 stock options to a consultant of the Company exercisable at  $0.90 per share for a period of 3 years. The fair value of the share options was estimated at $30,046 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 70.73%, dividend payment during life of option was nil, risk free interest rate 3.35%, weighted average fair value per option $0.40, share price $0.85.

Fiscal 2023

- On February 9, 2023, the Company issued 75,000 incentive stock options to a consultant of the Company exercisable at $1.50 per share for a period of 3 years. The fair value of the share options was estimated at $40,105 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 86.36%, dividend payment during life of option was nil, risk free interest rate 3.67%, weighted average fair value per option $0.53, share price $1.08.

- On February 9, 2023, the Company issued 150,000 incentive stock options to a consultant of the Company exercisable at $1.10 per share for a period of 3 years. The fair value of the share options was estimated at $91,688 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 86.36%, dividend payment during life of option was nil, risk free interest rate 3.67%, weighted average fair value per option $0.61, share price $1.08.

- On November 15, 2023, the Company issued 1,200,000 incentive stock options to certain directors and officers of the Company exercisable at $1.10 per share for a period of 5 years. The fair value of the share options was estimated at $902,816 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 5 years, expected stock price volatility 83.79%, dividend payment during life of option was nil, risk free interest rate 3.88%, weighted average fair value per option $0.75, share price $1.10.

- On November 30, 2023, the Company issued 200,000 incentive stock options to an officer of the Company exercisable at $1.10 per share for a period of 5 years. The fair value of the share options was estimated at $141,581 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 5 years, expected stock price volatility 83.80%, dividend payment during life of option was nil, risk free interest rate 3.64%, weighted average fair value per option $0.71, share price $1.05.

Total stock options granted during the year ended December 31, 2025, were 1,000,000 (December 31, 2024 - 375,000, December 31, 2023 - 1,625,000). Total share-based payment expense recognized for the fair value of share options granted and vested or amended during the year ended December 31, 2025 was $236,922 (2024 - $216,620, 2023 - $1,176,190).

A summary of stock option information as at December 31, 2025, 2024 and 2023 is as follows:

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	3,237,000	$1.06	3,391,500	$1.21	2,710,000	$1.35
Granted	1,000,000	0.45	375,000	0.74	1,625,000	1.12
Exercised	-	-	(463,000)	1.05	(238,500)	1.43
Expired	(600,000)	1.32	(66,500)	2.00	(705,000)	1.47
Outstanding - end of year	3,637,000	$0.85	3,237,000	$1.06	3,391,500	$1.21

The following table discloses the number of options and vested options outstanding as at December 31, 2025:

Number of options outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
350,000	$0.82	1.52
500,000	$1.00	1.00
75,000	$1.50	0.11
1,137,000	$1.10	2.88
200,000	$1.10	2.92
300,000	$0.70	0.58
75,000	$0.90	1.89
500,000	$0.50	2.35
500,000	$0.40	2.78
3,637,000	$0.85	2.14

d. Warrants

Fiscal 2025

- On October 15, 2025, the Company issued 750,000 warrants as part of a private placement. Each warrant entitles the holder to acquire one additional share at a price of $0.60 until October 15, 2028. The fair value of the warrants at the date of grant was estimated at $94,124 using the proportionate allocation method. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 84.43% volatility; risk-free interest rate of 2.42%; and a dividend yield of 0%.

- On July 18, 2025, the Company issued 2,537,556 warrants as part of a shares for debt transaction. Each warrant entitles the holder to acquire one additional share at a price of $0.55 until July 18, 2028. The fair value of the warrants at the date of grant was estimated at $389,552 using the proportionate allocation method. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 82.40% volatility; risk-free interest rate of 2.83%; and a dividend yield of 0%.

Fiscal 2024

- On January 11, 2024, the Company issued 900,000 warrants as part of convertible debt financing. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of $1.30 per common share for a period expiring on January 11, 2027. The fair value of these warrants at the date of grant was estimated at $299,099 using a black-scholes calculation. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: 3 years expected life; 67.30% volatility; risk-free interest rate of 3.79%; and a dividend yield of 0%.

Fiscal 2023

- On May 10, 2023, the Company issued 360,000 warrants as part of a private placement. Each warrant entitles the holder to acquire one additional share at a price of $1.50 until May 10, 2028. The fair value of the warrants at the date of grant was estimated at $184,998 using the proportionate allocation method. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 5 year expected life; 100.18% volatility; risk-free interest rate of 2.99%; and a dividend yield of 0%.

- On June 30, 2023, as part of the terms of the convertible debenture offering, the Company issued 460,000 detachable warrants, with each warrant entitling the holder to acquire one common share of the Company at an exercise price of $1.30 per common share, for a period expiring on June 30, 2026.The fair value of these warrants at the date of grant was estimated at $185,426 using a black-scholes calculation. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a 3 year expected life; 68.58% volatility; risk-free interest rate of 4.21%; and a dividend yield of 0%.

The following table discloses the number of warrants outstanding as at:

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	5,026,926	$1.38	4,757,926	$1.31	5,371,896	$1.49
Granted	3,287,556	0.56	900,000	1.30	820,000	1.39
Exercised	-	-	(631,000)	0.68	(5,000)	1.50
Expired	(925,926)	1.46	-	-	(1,428,970)	2.03
Outstanding - end of year	7,388,556	$1.00	5,026,926	$1.38	4,757,926	$1.31

Outstanding warrants	Expiry Date	Exercise price
577,000*	November 29, 2027	$1.50
355,000	May 10, 2028	$1.50
460,000	June 30, 2026	$1.30
900,000	January 11, 2027	$1.30
1,809,000**	March 28, 2027	$1.35
2,537,556	July 18, 2028	$0.55
750,000	October 15, 2028	$0.60
7,388,556

*During the year ended December 31, 2025, the expiry date of these warrants were extended to November 29, 2027.

**During the year ended December 31, 2025 the expiry date of these warrants were extended to March 28, 2027.

e. Convertible debenture reserve

	December 31, 2025	December 31, 2024
Opening balance	$37,219	$37,219
Equity reserve related to convertible debenture (note 10)	-	-
Ending balance	$37, 219	$37,219

On June 30, 2023, the Company issued an $1,000,000 unsecured convertible debenture. The debenture bears interest at 12% per annum, calculated and paid quarterly commencing on the date of issuance and matures on June 30, 2026. The debenture holder can convert all or any portion of the outstanding principal amount into common shares of the Company, at a price of $1.25 per common share. Based on the discount factor of 13.5% over the debenture's term of three years used to determine the fair value of the debenture, the conversion feature was classified as equity and was assigned a residual value of $37,219.